Deferred Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Deferred Revenue
Summary of Changes in Deferred Revenue

The change in deferred revenue was as follows for the periods indicated:

	Three Months Ended March 31, 2024	Year Ended December 31, 2023
Deferred revenue, beginning of period	$1,214,096	$930,436
Billings	1,110,682	4,781,924
Revenue recognized (prior year deferred revenue)	(861,496)	(930,436)
Revenue recognized (current year deferred revenue)	(217,976)	(3,567,828)
Deferred revenue, end of period	$1,245,306	$1,214,096

The change in deferred revenue was as follows for the periods indicated:

	December 31,
	2023	2022
Deferred revenue, beginning of period	$930,436	$1,060,040
Billings	4,781,924	5,040,665
Revenue recognized (prior year deferred revenue)	(930,436)	(1,004,697)
Revenue recognized (current year deferred revenue)	(3,567,828)	(4,165,572)

Deferred revenue, end of period	$1,214,096	$930,436